FLAC Merger and Capital Reorganization - Additional Information (Details) € / shares in Units, € in Thousands			12 Months Ended
	Nov. 22, 2022 EUR (€) € / shares shares	Jan. 07, 2021 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Nov. 22, 2022 $ / shares shares	Jun. 30, 2022 € / shares	Jul. 31, 2021 shares	Apr. 09, 2020 shares	Dec. 31, 2019 € / shares
Disclosure Of Business Combinations [Line Items]
Date of entity incorporation			Jun. 30, 2022
Par value per share | € / shares	€ 0.01		€ 0.12	€ 0.01	€ 0.01		€ 0.12			€ 0.01
Share listing expense			€ 60,600
Proceeds from issuing equity securities		€ 160,000
Exchange ratio				2.13	2.13
Number of ordinary share convert from each warrant | shares	1		1			1
Public Warrants
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares			€ 0.12
Number of warrants outstanding | shares	4,600,000		4,600,000			4,600,000
Private Placement Warrants
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares			€ 0.12
Number of warrants outstanding | shares	167,000		167,000			167,000
Class A Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Par value per share | $ / shares						$ 0.0001
Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Par value per share | € / shares	€ 0.12		€ 2.48
Number of shares issued | shares								285,714
Ordinary Shares | Business Combination Agreement
Disclosure Of Business Combinations [Line Items]
Number of shares exchanged | shares	17,016,872					17,016,872
Par value per share before exchange | € / shares	€ 0.01
Increase (decrease) in share capital	€ 4,200
Increase (decrease) in share premium	€ 4,200
Number of shares issued upon exchange | shares	36,258,312					36,258,312
Par value per share | € / shares	€ 0.12
Exchange ratio	2.13		2.13
Long Term Incentive Plan | Earnout Shares
Disclosure Of Business Combinations [Line Items]
Potential number of shares to be issued | shares	1,886,137					1,886,137
Amgen and MTPC | Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Number of shares issued | shares	8,656,330					8,656,330			8,656,330
Participating Optionholders | Earnout Shares
Disclosure Of Business Combinations [Line Items]
Potential number of shares to be issued | shares	160,778					160,778
Participating Shareholders | Earnout Shares
Disclosure Of Business Combinations [Line Items]
Potential number of shares to be issued | shares	1,725,358					1,725,358
PIPE Investors | Ordinary Shares
Disclosure Of Business Combinations [Line Items]
Increase (decrease) in share capital	€ 2,800
Increase (decrease) in share premium	225,500
Proceeds from issuing equity securities	228,300
FLAC Shareholders and PIPE Investors
Disclosure Of Business Combinations [Line Items]
Incremental transaction costs related to share issue	2,500
FLAC
Disclosure Of Business Combinations [Line Items]
Date of entity incorporation			Oct. 07, 2020
Initial public offering completion date			Dec. 11, 2020
Closing date of business combination			Nov. 22, 2022
Increase (decrease) in share capital	4,200
Increase (decrease) in share premium	4,200
Share listing expense	€ 60,600
Fair value of shares price | $ / shares						$ 9.87